Condensed Consolidated Balance Sheets (Parentheticals) - ₪ / shares	Jun. 30, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Ordinary shares par value (in New Shekels per share)	₪ 0.25	₪ 0.25
Ordinary shares authorized	5,000,000,000	1,000,000,000
Ordinary shares issued	515,746,293	463,769,463
Ordinary shares outstanding	515,746,293	463,769,463